Inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 96	£ 94
Raw materials and consumables	297	253
Current intangible assets – emission allowances	118	92
Inventories and current intangible assets	511	439
Inventory valuation reserve	£ 7	£ 10